Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 535		$ 9,484
Derivatives instruments	(13)		314
Pension liability, net	(3,254)	[1]	(4,076)	[1]
Total assets (liabilities)	(2,732)		5,722
Derivatives instruments, tax effect	36		114
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	535		9,484
Derivatives instruments
Pension liability, net		[1]		[1]
Total assets (liabilities)	535		9,484
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Derivatives instruments	(13)		314
Pension liability, net		[1]		[1]
Total assets (liabilities)	(13)		314
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Derivatives instruments
Pension liability, net	(3,254)	[1]	(4,076)	[1]
Total assets (liabilities)	$ (3,254)		$ (4,076)

[1]	*) See also note 12.